UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22870

Investment Company Act file number

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)
Semi-Annual Report
April 30, 2026
Unaudited

Stone Ridge Reinsurance Risk Premium Interval Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2026 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY
2026	$57,837,086	3.8%
2027	86,330,545	5.7%
2028	78,853,489	5.2%
2029	55,028,737	3.6%
2030	12,267,678	0.8%
2031	5,891,132	0.4%
Not Applicable(1)	993,300,142	65.2%
Other(2)	233,626,454	15.3%
Net Assets	$1,523,135,263

(1)	Preference shares and participation notes that do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and other assets in excess of liabilities.
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
2	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
EVENT LINKED BONDS - 19.4% (a)
Canada - 0.1%
Multiperil - 0.1%
MMIFS Re 2025-1 Class A, 5.20% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025, Cost $654,962) (b)(c)(d)	CAD 942,000	$693,246
MMIFS Re 2026-1 Class A, 8.97% (CORRA + 6.67%), 01/08/2029 (Acquired 1/2/2026, Cost $480,577) (b)(c)(d)	660,000	483,357
		1,176,603
Europe - 0.4%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 8.49% (3 Month EURIBOR + 6.25%), 04/20/2028 (Acquired 3/21/2024, Cost $681,786) (b)(c)(d)	EUR 628,000	744,536
Lion Re DAC 2025-1 Class B, 8.20% (3 Month EURIBOR + 6.00%), 06/15/2029 (Acquired 5/22/2025, Cost $457,909) (b)(c)(d)	406,000	480,315
		1,224,851
Multiperil - 0.1%
Hexagon IV Re 2025-1 Class A, 7.20% (3 Month EURIBOR + 4.96%), 01/22/2030 (Acquired 10/29/2025, Cost $772,523) (b)(c)(d)	666,000	785,562
King Max Re DAC, 7.93% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $833,136) (b)(c)(d)	774,000	921,625
Taranis Re DAC 2023-1 Class A, 11.19% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $282,018) (b)(c)(d)	257,000	312,111
		2,019,298
Terrorism - 0.0% (e)
Baltic PCC 2026-1 Class A, 9.16% (3 Month U.S. Treasury Bill Rate + 5.50%), 04/06/2029 (Acquired 3/23/2026, Cost $770,998) (b)(c)(d)	GBP 574,000	781,069
Windstorm - 0.2%
Blue Sky Re DAC 2023-1, 8.33% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $379,986) (b)(c)(d)	EUR 353,000	426,397
Eiffel Re 2023-1 Class A, 5.82% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023, Cost $1,175,736) (b)(c)(d)	1,073,000	1,277,528
Hexagon IV Re 2023-1 Class A, 10.67% (3 Month EURIBOR + 8.43%), 01/21/2028 (Acquired 11/7/2023, Cost $825,695) (b)(c)(d)	772,000	949,960
		2,653,885
		6,679,103
Global - 0.8%
Cyber - 0.1%
East Lane Re VII 2026-1 Class A, 12.05% (Treasury Money Market Fund + 8.50%), 03/31/2028 (Acquired 12/22/2025, Cost $621,000) (b)(c)(d)	$621,000	620,876
PoleStar Re 2024-3 Class A, 14.14% (Treasury Money Market Fund + 10.59%), 01/07/2028 (Acquired 9/19/2024, Cost $1,682,000) (b)(c)(d)	1,682,000	1,755,839
		2,376,715
Earthquake - 0.1%
3264 Re 2025-1 Class B, 6.51% (Treasury Money Market Fund + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (b)(c)(d)	491,000	493,529
Ashera Re 2024-1 Class A, 8.75% (Treasury Money Market Fund + 5.24%), 04/07/2027 (Acquired 3/21/2024, Cost $506,000) (b)(c)(d)	506,000	509,314
		1,002,843
Multiperil - 0.6%
3264 Re 2025-1 Class A, 24.76% (Treasury Money Market Fund + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (b)(c)(d)	491,000	507,571
Aragonite Re 2024-1 Class A, 8.96% (Treasury Money Market Fund + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $627,000) (b)(c)(d)	627,000	637,534

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	3

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 0.6% (continued)
Bridge Street Re 2025-2 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 01/08/2029 (Acquired 12/22/2025, Cost $1,510,000) (b)(c)(d)	$1,510,000	$1,508,188
Herbie Re 2025-1 Class A, 34.55% (Treasury Money Market Fund + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $261,000) (b)(c)(d)	261,000	281,358
Hypatia Re 2026-1 Class A, 8.52% (Treasury Money Market Fund + 5.00%), 05/14/2029 (Acquired 4/30/2026, Cost $864,000) (b)(c)(d)	864,000	864,000
Kendall Re 2024-1 Class A, 9.76% (Treasury Money Market Fund + 6.25%), 04/30/2027 (Acquired 4/22/2024, Cost $1,023,000) (b)(c)(d)	1,023,000	1,042,693
Matterhorn Re 2025-1 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $283,000) (b)(c)(d)	283,000	282,406
Matterhorn Re 2025-1 Class B, 15.94% (Treasury Money Market Fund + 12.39%), 02/04/2028 (Acquired 1/24/2025, Cost $432,000) (b)(c)(d)	432,000	429,840
Northshore Re II 2025-1 Class A, 8.55% (Treasury Money Market Fund + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $897,000) (b)(c)(d)	897,000	899,018
Ocelot Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $1,407,000) (b)(c)(d)	1,407,000	1,431,974
Turicum Re 2026-1 A, 19.30% (Treasury Money Market Fund + 15.75%), 04/09/2029 (Acquired 4/8/2026, Cost $521,000) (b)(c)(d)	521,000	520,140
Wrigley Re 2023-1 Class A, 9.74% (Treasury Money Market Fund + 6.23%), 08/07/2026 (Acquired 7/14/2023, Cost $507,000) (b)(c)(d)	507,000	509,662
		8,914,384
		12,293,942
Great Britain - 0.2%
Flood - 0.1%
Vision 2039 2025-1 Class A, 9.41% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/06/2028 (Acquired 3/10/2025, Cost $1,282,745) (b)(c)(d)	GBP 996,000	1,356,864
Terrorism - 0.1%
Baltic PCC 2025-1 Class A, 9.56% (3 Month U.S. Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025 - 2/24/2026, Cost $1,113,520) (b)(c)(d)	847,000	1,152,553
		2,509,417
Israel - 0.0% (e)
Earthquake - 0.0% (e)
Turris Re 2025-1 Class A, 5.95% (Treasury Money Market Fund + 2.40%), 01/08/2029 (Acquired 11/28/2025, Cost $687,000) (b)(c)(d)	$687,000	687,962
Japan - 0.3%
Earthquake - 0.2%
Kizuna Re III 2024-1 Class A, 6.40% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $266,000) (b)(c)(d)	266,000	269,830
Kizuna Re III 2026-1 Class A, 6.16% (3 Month U.S. Treasury Bill Rate + 2.50%), 04/09/2031 (Acquired 3/16/2026, Cost $705,000) (b)(c)(d)	705,000	704,436
Nakama Re 2023-1 Class 2, 7.50% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $802,000) (b)(c)(d)	802,000	823,133
Nakama Re 2025-1 Class 1, 5.76% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $268,000) (b)(c)(d)	268,000	268,871
Nakama Re Pte. 2021-1 Class 1, 5.58% (Treasury Money Market Fund + 2.05%), 10/13/2026 (Acquired 2/8/2024, Cost $306,661) (b)(c)(d)	307,000	306,309
		2,372,579
Multiperil - 0.1%
Tomoni Re Pte 2024-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $679,000) (b)(c)(d)	679,000	678,864
Tomoni Re Pte 2024-1 Class B, 7.55% (Treasury Money Market Fund + 4.00%), 04/05/2028 (Acquired 3/25/2024, Cost $853,000) (b)(c)(d)	853,000	861,232
		1,540,096
		3,912,675

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
4	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Mexico - 0.3%
Earthquake - 0.2%
IBRD CAR 132 Class A, 7.88% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024, Cost $1,865,000) (b)(c)(d)	$1,865,000	$1,899,036
IBRD CAR 133 Class B, 14.88% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $651,000) (b)(c)(d)	651,000	657,087
		2,556,123
Windstorm - 0.1%
IBRD CAR 134 Class C, 17.38% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024, Cost $1,408,000) (b)(c)(d)	1,408,000	1,457,632
IBRD CAR 135 Class D, 15.88% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $613,000) (b)(c)(d)	613,000	652,753
		2,110,385
		4,666,508
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023, Cost $1,325,284) (b)(c)(d)	NZD2,171,000	1,312,852
Tajikistan - 0.0% (e)
Multiperil - 0.0% (e)
Asian Development Bank Tajikistan Disaster Relief Notes, 9.62% (Compounded SOFR + 6.00%), 05/30/2029 (Acquired 4/23/2026, Cost $293,000) (b)(c)(d)	$293,000	293,000
United States - 17.2%
Brushfire - 0.4%
Golden Bear Re 2026-1 Class A, 13.30% (Treasury Money Market Fund + 9.75%), 01/08/2029 (Acquired 12/10/2025, Cost $3,900,000) (b)(c)(d)	3,900,000	3,961,620
Golden Bear Re 2026-2 Class A, 13.16% (3 Month U.S. Treasury Bill Rate + 9.50%), 03/07/2029 (Acquired 2/23/2026, Cost $2,265,000) (b)(c)(d)	2,265,000	2,269,077
		6,230,697
Earthquake - 2.4%
Acorn Re 2023-1 Class A, 7.87% (Treasury Money Market Fund + 4.35%), 11/06/2026 (Acquired 6/22/2023, Cost $1,096,000) (b)(c)(d)	1,096,000	1,107,289
Acorn Re 2024-1 Class A, 6.62% (Treasury Money Market Fund + 3.10%), 11/05/2027 (Acquired 10/25/2024, Cost $1,080,000) (b)(c)(d)	1,080,000	1,094,904
Herbie Re 2022-1 Class A, 17.05% (Treasury Money Market Fund + 13.50%), 01/08/2027 (Acquired 11/18/2022, Cost $392,000) (b)(c)(d)	392,000	405,406
Sutter Re 2023-1 Class B, 10.26% (Treasury Money Market Fund + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 3/25/2026, Cost $2,307,541) (b)(c)(d)	2,306,000	2,311,073
Sutter Re 2023-1 Class E, 13.26% (Treasury Money Market Fund + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 4/28/2026, Cost $3,059,470) (b)(c)(d)	3,055,000	3,061,110
Torrey Pines Re 2023-1 Class A, 8.86% (Treasury Money Market Fund + 5.31%), 06/05/2026 (Acquired 5/18/2023, Cost $1,132,000) (b)(c)(d)	1,132,000	1,133,811
Torrey Pines Re 2024-1 Class A, 9.59% (Treasury Money Market Fund + 6.04%), 06/07/2027 (Acquired 5/17/2024, Cost $1,862,000) (b)(c)(d)	1,862,000	1,922,887
Torrey Pines Re 2024-1 Class B, 10.66% (Treasury Money Market Fund + 7.11%), 06/07/2027 (Acquired 5/17/2024, Cost $1,263,000) (b)(c)(d)	1,263,000	1,302,027
Torrey Pines Re 2024-1 Class C, 12.93% (Treasury Money Market Fund + 9.38%), 06/05/2026 (Acquired 5/17/2024 - 3/26/2026, Cost $992,442) (b)(c)(d)	991,000	995,063
Torrey Pines Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (b)(c)(d)	913,000	930,575
Torrey Pines Re 2025-1 Class B, 8.05% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 4/25/2025, Cost $1,016,000) (b)(c)(d)	1,016,000	1,032,662
Torrey Pines Re 2025-1 Class C, 10.05% (Treasury Money Market Fund + 6.50%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (b)(c)(d)	913,000	937,103

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	5

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Earthquake - 2.4% (continued)
Torrey Pines Re 2026-1 Class A, 6.76% (Treasury Money Market Fund + 3.00%), 06/07/2029 (Acquired 4/30/2026, Cost $987,000) (b)(c)(d)	$987,000	$987,000
Torrey Pines Re 2026-1 Class B, 7.51% (Treasury Money Market Fund + 3.75%), 06/07/2029 (Acquired 4/30/2026, Cost $617,000) (b)(c)(d)	617,000	617,000
Torrey Pines Re 2026-1 Class C, 9.76% (Treasury Money Market Fund + 6.00%), 06/07/2029 (Acquired 4/30/2026, Cost $493,000) (b)(c)(d)	493,000	493,000
Ursa Re 2023-2 Class E, 12.80% (Treasury Money Market Fund + 9.25%), 12/07/2026 (Acquired 10/10/2023, Cost $2,489,000) (b)(c)(d)	2,489,000	2,544,629
Ursa Re 2023-3 Class AA, 9.02% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023, Cost $2,194,000) (b)(c)(d)	2,194,000	2,224,716
Ursa Re 2023-3 Class D, 12.27% (Treasury Money Market Fund + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 3/5/2026, Cost $3,136,457) (b)(c)(d)	3,123,000	3,195,297
Ursa Re 2025-1 Class F, 11.01% (Treasury Money Market Fund + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $2,333,000) (b)(c)(d)	2,333,000	2,366,362
Ursa Re II 2025-1 Class G, 12.55% (Treasury Money Market Fund + 9.00%), 06/07/2028 (Acquired 6/6/2025, Cost $3,086,000) (b)(c)(d)	3,086,000	3,155,898
Veraison Re 2024-1 Class A, 8.25% (Treasury Money Market Fund + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/3/2025, Cost $1,099,686) (b)(c)(d)	1,096,000	1,111,892
Veraison Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 03/08/2028 (Acquired 1/30/2025, Cost $1,795,000) (b)(c)(d)	1,795,000	1,804,155
Veraison Re 2025-1 Class B, 8.51% (Treasury Money Market Fund + 5.00%), 03/08/2028 (Acquired 1/30/2025, Cost $852,000) (b)(c)(d)	852,000	859,498
Veraison Re 2026-1 Class B, 7.66% (Treasury Money Market Fund + 4.15%), 03/08/2029 (Acquired 1/30/2026, Cost $625,000) (b)(c)(d)	625,000	624,719
Wrigley Re 2023-1 Class B, 10.21% (Treasury Money Market Fund + 6.70%), 08/07/2026 (Acquired 7/14/2023, Cost $1,166,000) (b)(c)(d)	1,166,000	1,175,620
		37,393,696
Fire - 0.0% (e)
Greengrove Re 2025-1 Class A, 11.27% (Treasury Money Market Fund + 7.75%), 04/07/2028 (Acquired 3/19/2025, Cost $422,000) (b)(c)(d)	422,000	432,888
Flood - 0.3%
FloodSmart Re 2022-1 Class B, 4.01% (Treasury Money Market Fund + 0.50%), 02/26/2029 (Acquired 10/24/2023, Cost $52,645) (b)(c)(d)(f)	52,645	37,641
FloodSmart Re 2024-1 Class A, 17.87% (Treasury Money Market Fund + 14.36%), 03/12/2027 (Acquired 2/29/2024, Cost $4,099,000) (b)(c)(d)	4,099,000	4,269,929
FloodSmart Re 2024-1 Class B, 21.14% (Treasury Money Market Fund + 17.63%), 03/12/2027 (Acquired 2/29/2024, Cost $967,000) (b)(c)(d)	967,000	963,857
		5,271,427
Mortality/Longevity/Disease - 0.2%
Vitality Re XIV 2023 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $631,939) (b)(c)(d)	629,000	635,227
Vitality Re XIV 2023 Class B, 8.01% (Treasury Money Market Fund + 4.50%), 01/05/2027 (Acquired 1/25/2023, Cost $334,000) (b)(c)(d)	334,000	336,505
Vitality Re XV 2024 Class A, 6.01% (Treasury Money Market Fund + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $372,000) (b)(c)(d)	372,000	374,939
Vitality Re XV 2024 Class B, 7.01% (Treasury Money Market Fund + 3.50%), 01/07/2028 (Acquired 1/22/2024 - 2/19/2026, Cost $588,902) (b)(c)(d)	588,000	593,233
Vitality Re XVI 2025 Class A, 5.27% (Treasury Money Market Fund + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $359,000) (b)(c)(d)	359,000	357,151
Vitality Re XVII 2026 Class B, 5.91% (Treasury Money Market Fund + 2.40%), 01/08/2030 (Acquired 1/22/2026, Cost $257,000) (b)(c)(d)	257,000	255,754
		2,552,809

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
6	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 6.0%
Aquila Re I 2023-1 Class A-1, 8.86% (Treasury Money Market Fund + 5.34%), 06/08/2026 (Acquired 5/10/2023, Cost $265,000) (b)(c)(d)	$265,000	$265,663
Aquila Re I 2023-1 Class B-1, 10.78% (Treasury Money Market Fund + 7.26%), 06/08/2026 (Acquired 5/10/2023, Cost $1,079,000) (b)(c)(d)	1,079,000	1,083,640
Aquila Re I 2023-1 Class C-1, 12.35% (Treasury Money Market Fund + 8.83%), 06/08/2026 (Acquired 5/10/2023 - 2/24/2025, Cost $1,531,113) (b)(c)(d)	1,530,000	1,539,486
Aquila Re I 2024-1 Class A-1, 8.94% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $492,000) (b)(c)(d)	492,000	502,332
Aquila Re I 2024-1 Class B-1, 11.90% (Treasury Money Market Fund + 8.35%), 06/07/2027 (Acquired 4/26/2024, Cost $299,000) (b)(c)(d)	299,000	309,659
Armor Re II 2026-1 Class A, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 06/07/2029 (Acquired 4/22/2026, Cost $493,000) (b)(c)(d)	493,000	493,000
Armor Re II 2026-1 Class B, 18.41% (3 Month U.S. Treasury Bill Rate + 14.75%), 06/07/2029 (Acquired 4/22/2026, Cost $539,000) (b)(c)(d)	539,000	539,000
Baldwin Re 2023-1 Class A, 8.60% (Treasury Money Market Fund + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $423,000) (b)(c)(d)	423,000	432,010
Baldwin Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $1,024,000) (b)(c)(d)	1,024,000	1,037,824
Bluebonnet Re 2025-2 Class A, 15.55% (Treasury Money Market Fund + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $1,145,000) (b)(c)(d)	1,145,000	1,172,194
Bonanza Re 2024-1 Class C, 9.02% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024, Cost $802,000) (b)(c)(d)	802,000	805,529
Bridge Street Re 2025-1 Class A, 7.55% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024, Cost $1,018,000) (b)(c)(d)	1,018,000	1,021,003
Commonwealth Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 07/10/2028 (Acquired 5/30/2025, Cost $912,000) (b)(c)(d)	912,000	928,279
Foundation Re 2023-1 Class A, 9.80% (Treasury Money Market Fund + 6.25%), 01/08/2027 (Acquired 12/19/2023, Cost $968,000) (b)(c)(d)	968,000	982,907
Four Lakes Re 2023-1 Class A, 9.07% (Treasury Money Market Fund + 5.80%), 01/07/2027 (Acquired 12/8/2023, Cost $314,000) (b)(c)(d)	314,000	315,680
Four Lakes Re 2024-1 Class A, 9.05% (Treasury Money Market Fund + 5.50%), 01/07/2028 (Acquired 12/11/2024, Cost $859,000) (b)(c)(d)	859,000	874,075
Four Lakes Re 2024-1 Class B, 11.80% (Treasury Money Market Fund + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $341,000) (b)(c)(d)	341,000	342,091
Fuchsia 2 2024-1 Class A, 8.67% (Treasury Money Market Fund + 5.14%), 04/06/2028 (Acquired 12/18/2024, Cost $1,324,000) (b)(c)(d)	1,324,000	1,350,215
Fuchsia 2023-1 Class A, 13.82% (Treasury Money Market Fund + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $815,000) (b)(c)(d)	815,000	839,695
Galileo Re 2023-1 Class A, 10.51% (Treasury Money Market Fund + 7.00%), 01/07/2028 (Acquired 12/4/2023, Cost $1,313,000) (b)(c)(d)	1,313,000	1,352,784
Gateway Re 2026-1 Class A, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $1,784,000) (b)(c)(d)	1,784,000	1,770,352
Gateway Re 2026-1 Class AA, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $351,000) (b)(c)(d)	351,000	348,964
Gateway Re 2026-1 Class AAA-2, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $595,000) (b)(c)(d)	595,000	591,906
Gateway Re 2026-2 Class B, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/23/2026, Cost $980,000) (b)(c)(d)	980,000	972,993
Herbie Re 2024-2 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (b)(c)(d)	462,000	461,630
Herbie Re 2024-2 Class B, 14.30% (Treasury Money Market Fund + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (b)(c)(d)	462,000	471,933
Herbie Re 2024-2 Class C, 26.55% (Treasury Money Market Fund + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $402,000) (b)(c)(d)	402,000	396,231

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	7

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 6.0% (continued)
High Point Re 2023-1 Class A, 9.19% (Treasury Money Market Fund + 5.64%), 01/06/2027 (Acquired 12/1/2023, Cost $2,582,000) (b)(c)(d)(g)	$2,582,000	$2,603,689
Locke Tavern Re 2026-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/09/2029 (Acquired 3/5/2026, Cost $360,000) (b)(c)(d)	360,000	358,794
Locke Tavern Re 2026-1 Class B, 7.80% (Treasury Money Market Fund + 4.25%), 04/09/2029 (Acquired 3/5/2026, Cost $509,000) (b)(c)(d)	509,000	506,989
Long Point Re IV 2022-1 Class A, 7.80% (Treasury Money Market Fund + 4.25%), 06/01/2026 (Acquired 9/28/2023 - 4/21/2026, Cost $3,018,624) (b)(c)(d)	3,018,000	3,016,793
Merna Re II 2023-1 Class A, 11.89% (Treasury Money Market Fund + 8.38%), 07/07/2026 (Acquired 4/5/2023, Cost $1,066,000) (b)(c)(d)	1,066,000	1,073,089
Merna Re II 2023-2 Class A, 13.98% (Treasury Money Market Fund + 10.47%), 07/07/2026 (Acquired 4/5/2023, Cost $1,279,000) (b)(c)(d)	1,279,000	1,297,162
Merna Re II 2024-1 Class A, 10.98% (Treasury Money Market Fund + 7.47%), 07/07/2027 (Acquired 5/8/2024 - 2/10/2026, Cost $2,002,011) (b)(c)(d)	1,980,000	2,036,430
Merna Re II 2024-2 Class A, 12.26% (Treasury Money Market Fund + 8.75%), 07/07/2027 (Acquired 5/8/2024, Cost $1,758,000) (b)(c)(d)	1,758,000	1,803,532
Merna Re II 2024-3 Class A, 12.00% (Treasury Money Market Fund + 8.49%), 07/07/2027 (Acquired 5/8/2024, Cost $2,931,000) (b)(c)(d)	2,931,000	3,007,646
Merna Re II 2025-3 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $1,945,000) (b)(c)(d)	1,945,000	2,014,437
Merna Re II 2025-4 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $2,004,000) (b)(c)(d)	2,004,000	2,036,665
Mona Lisa Re 2024-1 Class A, 13.30% (Treasury Money Market Fund + 9.75%), 06/25/2027 (Acquired 1/23/2025, Cost $314,428) (b)(c)(d)	299,000	312,694
Mona Lisa Re 2025-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 12/3/2024, Cost $648,000) (b)(c)(d)	648,000	654,318
Mona Lisa Re 2025-1 Class B, 14.05% (Treasury Money Market Fund + 10.50%), 01/07/2028 (Acquired 12/3/2024, Cost $678,000) (b)(c)(d)	678,000	679,458
Montoya Re 2025-2 Class A, 8.80% (Treasury Money Market Fund + 5.25%), 04/09/2030 (Acquired 12/12/2025, Cost $446,000) (b)(c)(d)	446,000	446,223
Mountain Re 2023-1 Class A, 10.26% (Treasury Money Market Fund + 6.74%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $804,413) (b)(c)(d)	804,000	807,216
Mystic Re IV 2025-1 Class A, 8.41% (Treasury Money Market Fund + 4.90%), 01/10/2028 (Acquired 12/17/2024, Cost $446,000) (b)(c)(d)	446,000	446,825
Mystic Re IV 2025-1 Class B, 13.17% (Treasury Money Market Fund + 9.66%), 01/10/2028 (Acquired 12/17/2024, Cost $282,000) (b)(c)(d)	282,000	283,960
Mystic Re IV 2025-1 Class C, 17.64% (Treasury Money Market Fund + 14.13%), 01/10/2028 (Acquired 12/17/2024, Cost $714,000) (b)(c)(d)	714,000	680,656
Mystic Re IV 2026-1 Class A, 6.76% (Treasury Money Market Fund + 3.25%), 01/08/2029 (Acquired 12/11/2025, Cost $287,000) (b)(c)(d)	287,000	285,034
Mystic Re IV 2026-1 Class B, 10.41% (Treasury Money Market Fund + 6.90%), 01/08/2029 (Acquired 12/11/2025, Cost $488,000) (b)(c)(d)	488,000	482,461
One Shield Re 2026-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 04/27/2029 (Acquired 4/10/2026, Cost $1,105,000) (b)(c)(d)	1,105,000	1,104,282
Residential Re 2019-I Class 12, 3.61% (Treasury Money Market Fund + 0.10%), 06/06/2026 (Acquired 5/8/2019, Cost $84,167) (b)(c)(d)(f)	84,167	38,258
Residential Re 2021-I Class 12, 9.02% (Treasury Money Market Fund + 5.51%), 06/06/2028 (Acquired 7/12/2023, Cost $301,000) (b)(c)(d)	301,000	206,938
Residential Re 2022-I Class 14, 7.51% (Treasury Money Market Fund + 4.00%), 06/06/2026 (Acquired 7/12/2022, Cost $1,989,000) (b)(c)(d)	2,000,000	2,001,100
Residential Re 2023-I Class 13, 14.56% (Treasury Money Market Fund + 11.04%), 06/06/2027 (Acquired 4/28/2023, Cost $1,887,000) (b)(c)(d)	1,887,000	1,297,312
Residential Re 2023-I Class 14, 10.27% (Treasury Money Market Fund + 6.76%), 06/06/2027 (Acquired 4/28/2023 - 9/22/2023, Cost $3,066,372) (b)(c)(d)	3,072,000	3,097,190

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
8	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 6.0% (continued)
Residential Re 2023-II Class 3, 12.25% (Treasury Money Market Fund + 8.70%), 12/06/2027 (Acquired 11/7/2023, Cost $817,000) (b)(c)(d)	$817,000	$838,324
Residential Re 2023-II Class 5, 9.52% (Treasury Money Market Fund + 5.97%), 12/06/2027 (Acquired 11/7/2023, Cost $1,906,000) (b)(c)(d)	1,906,000	1,973,377
Residential Re 2024-I Class 14, 9.53% (Treasury Money Market Fund + 5.98%), 06/06/2028 (Acquired 4/25/2024, Cost $439,000) (b)(c)(d)	439,000	434,720
Residential Re 2024-II Class 2, 16.93% (Treasury Money Market Fund + 13.42%), 12/06/2028 (Acquired 11/4/2024, Cost $418,000) (b)(c)(d)	418,000	434,762
Residential Re 2024-II Class 3, 10.49% (Treasury Money Market Fund + 6.94%), 12/06/2028 (Acquired 11/4/2024, Cost $1,096,000) (b)(c)(d)	1,096,000	1,108,604
Residential Re 2024-II Class 4, 8.93% (Treasury Money Market Fund + 5.38%), 12/06/2028 (Acquired 11/4/2024, Cost $888,000) (b)(c)(d)	888,000	905,005
Residential Re 2025-I Class 13, 16.55% (Treasury Money Market Fund + 13.00%), 06/06/2029 (Acquired 5/2/2025, Cost $266,000) (b)(c)(d)	266,000	266,599
Residential Re 2025-I Class 14, 11.30% (Treasury Money Market Fund + 7.75%), 06/06/2029 (Acquired 5/2/2025, Cost $725,000) (b)(c)(d)	725,000	743,923
Residential Re 2025-I Class 15, 9.26% (Treasury Money Market Fund + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $1,006,000) (b)(c)(d)	1,006,000	1,032,106
Residential Re 2025-II Class 2, 13.76% (Treasury Money Market Fund + 10.25%), 12/06/2029 (Acquired 10/17/2025, Cost $420,000) (b)(c)(d)	420,000	414,582
Residential Re 2025-II Class 5, 6.80% (Treasury Money Market Fund + 3.25%), 12/06/2029 (Acquired 10/17/2025, Cost $420,000) (b)(c)(d)	420,000	415,128
Riverfront Re 2025 Class A, 9.01% (Treasury Money Market Fund + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $677,000) (b)(c)(d)	677,000	709,801
Sanders Re II 2024-3 Class A, 7.54% (Treasury Money Market Fund + 3.99%), 04/07/2029 (Acquired 12/10/2024, Cost $1,446,000) (b)(c)(d)(g)	1,446,000	1,465,304
Sanders Re II 2024-3 Class B, 8.91% (Treasury Money Market Fund + 5.36%), 04/07/2029 (Acquired 12/10/2024, Cost $1,475,000) (b)(c)(d)(g)	1,475,000	1,491,520
Sanders Re II 2025-1 Class A, 7.51% (Treasury Money Market Fund + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $1,074,000) (b)(c)(d)	1,074,000	1,094,836
Sanders Re II 2025-1 Class A-2, 7.76% (Treasury Money Market Fund + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $942,000) (b)(c)(d)	942,000	983,448
Sanders Re II 2025-1 Class B-1, 8.01% (Treasury Money Market Fund + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $618,000) (b)(c)(d)	618,000	629,742
Sanders Re II 2025-1 Class B-2, 8.26% (Treasury Money Market Fund + 4.75%), 04/08/2030 (Acquired 3/13/2025, Cost $1,854,000) (b)(c)(d)	1,854,000	1,940,211
Sanders Re II 2025-2 Class A-1, 10.55% (Treasury Money Market Fund + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $304,000) (b)(c)(d)	304,000	314,275
Sanders Re III 2022-3 Class A, 9.54% (Treasury Money Market Fund + 5.99%), 04/07/2027 (Acquired 12/1/2022, Cost $789,000) (b)(c)(d)	789,000	807,739
Sanders Re III 2023-1 Class A, 9.02% (Treasury Money Market Fund + 5.47%), 04/07/2027 (Acquired 3/24/2023, Cost $423,000) (b)(c)(d)	423,000	429,874
Sanders Re III 2023-1 Class B, 19.39% (Treasury Money Market Fund + 15.84%), 04/07/2027 (Acquired 3/24/2023, Cost $528,000) (b)(c)(d)	528,000	523,723
Sanders Re III 2023-2 Class A, 11.27% (Treasury Money Market Fund + 7.72%), 06/05/2026 (Acquired 5/24/2023, Cost $2,129,000) (b)(c)(d)	2,129,000	2,138,261
Sanders Re III 2024-1 Class A, 9.11% (Treasury Money Market Fund + 5.56%), 04/07/2028 (Acquired 1/16/2024, Cost $1,627,000) (b)(c)(d)	1,627,000	1,680,935
Sanders Re III 2026-1B Class B-1, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/08/2030 (Acquired 2/24/2026, Cost $2,861,000) (b)(c)(d)	2,861,000	2,857,996
Sanders Re III 2026-1B Class B-2, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/07/2031 (Acquired 2/24/2026, Cost $2,936,000) (b)(c)(d)	2,936,000	2,922,788
Sanders Re IV 2026-1A Class A-1, 7.02% (Treasury Money Market Fund + 3.50%), 04/08/2030 (Acquired 2/24/2026, Cost $2,228,000) (b)(c)(d)	2,228,000	2,218,642

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	9

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 6.0% (continued)
Sanders Re IV 2026-1A Class A-2, 7.02% (Treasury Money Market Fund + 3.50%), 04/07/2031 (Acquired 2/24/2026, Cost $2,273,000) (b)(c)(d)	$2,273,000	$2,263,908
Skyline Re II 2025-1 Class A, 7.16% (3 Month U.S. Treasury Bill Rate + 3.50%), 01/07/2030 (Acquired 12/23/2025, Cost $403,000) (b)(c)(d)	403,000	401,005
Solomon Re 2023-1 Class A, 9.03% (Treasury Money Market Fund + 5.52%), 06/08/2026 (Acquired 6/12/2023, Cost $379,000) (b)(c)(d)	379,000	379,796
Stabilitas Re 2023-1 Class A, 12.03% (Treasury Money Market Fund + 8.48%), 06/05/2026 (Acquired 1/16/2025, Cost $337,000) (b)(c)(d)	336,000	337,142
Titania Re 2024-1 Class A, 9.76% (Treasury Money Market Fund + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $566,000) (b)(c)(d)	566,000	569,962
Titania Re 2024-1 Class B, 13.01% (Treasury Money Market Fund + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $535,000) (b)(c)(d)	535,000	528,767
Titania Re 2026-1 Class A, 11.16% (3 Month U.S. Treasury Bill Rate + 7.50%), 04/30/2029 (Acquired 4/15/2026, Cost $617,000) (b)(c)(d)	617,000	616,692
Titania Re 2026-1 Class B, 18.66% (3 Month U.S. Treasury Bill Rate + 15.00%), 04/30/2029 (Acquired 4/15/2026, Cost $555,000) (b)(c)(d)	555,000	554,528
Yosemite Re 2025-1 Class A, 10.76% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 3/18/2025, Cost $497,000) (b)(c)(d)	497,000	518,296
		90,726,547
Windstorm - 7.9%
1886 Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $427,000) (b)(c)(d)	427,000	440,280
Alamo Re 2023-1 Class A, 12.59% (Treasury Money Market Fund + 9.08%), 06/07/2026 (Acquired 4/12/2023 - 4/21/2026, Cost $6,293,089) (b)(c)(d)	6,270,000	6,297,901
Alamo Re 2024-1 Class A, 10.05% (Treasury Money Market Fund + 6.54%), 06/07/2027 (Acquired 4/4/2024 - 3/30/2026, Cost $4,222,037) (b)(c)(d)	4,208,000	4,257,654
Alamo Re 2024-1 Class B, 11.94% (Treasury Money Market Fund + 8.43%), 06/07/2027 (Acquired 4/4/2024 - 3/31/2026, Cost $5,459,053) (b)(c)(d)	5,434,000	5,538,876
Alamo Re 2024-1 Class C, 15.39% (Treasury Money Market Fund + 11.88%), 06/07/2026 (Acquired 4/4/2024, Cost $3,851,000) (b)(c)(d)	3,851,000	3,868,329
Armor Re II 2024-1 Class A, 13.75% (Treasury Money Market Fund + 10.20%), 05/07/2027 (Acquired 4/11/2024, Cost $1,321,000) (b)(c)(d)	1,321,000	1,384,804
Armor Re II 2024-2 Class A, 12.05% (Treasury Money Market Fund + 8.50%), 01/07/2028 (Acquired 12/11/2024 - 3/27/2026, Cost $1,039,862) (b)(c)(d)	1,016,000	1,069,137
Bayou Re 2023-1 Class A, 15.94% (Treasury Money Market Fund + 12.39%), 05/26/2026 (Acquired 5/11/2023, Cost $750,000) (b)(c)(d)	750,000	754,163
Bayou Re 2023-1 Class B, 22.59% (Treasury Money Market Fund + 19.04%), 05/26/2026 (Acquired 5/11/2023, Cost $1,206,000) (b)(c)(d)	1,206,000	1,218,723
Bayou Re 2024-1 Class A, 11.85% (Treasury Money Market Fund + 8.33%), 04/30/2027 (Acquired 4/18/2024, Cost $1,257,000) (b)(c)(d)	1,257,000	1,304,012
Bayou Re 2024-1 Class B, 22.02% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $419,000) (b)(c)(d)	419,000	447,764
Bayou Re 2025-1 Class A, 10.52% (Treasury Money Market Fund + 7.00%), 05/08/2028 (Acquired 4/21/2025, Cost $992,000) (b)(c)(d)	992,000	1,000,779
Bayou Re 2026-1 Class A, 10.02% (Treasury Money Market Fund + 6.50%), 05/08/2029 (Acquired 4/28/2026, Cost $648,000) (b)(c)(d)	648,000	648,000
Blue Ridge Re 2023-1 Class A, 8.76% (Treasury Money Market Fund + 5.25%), 01/08/2027 (Acquired 11/14/2023, Cost $2,068,000) (b)(c)(d)	2,068,000	2,087,336
Blue Ridge Re 2023-1 Class B, 11.50% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023, Cost $2,518,000) (b)(c)(d)(g)	2,518,000	2,543,558
Blue Ridge Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/08/2029 (Acquired 11/26/2025, Cost $587,000) (b)(c)(d)	587,000	589,994
Blue Ridge Re 2025-1 Class B, 9.51% (Treasury Money Market Fund + 6.00%), 01/08/2029 (Acquired 11/26/2025, Cost $587,000) (b)(c)(d)	587,000	579,193

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
10	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Windstorm - 7.9% (continued)
Blue Ridge Re 2025-1 Class C, 11.51% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 11/26/2025, Cost $301,000) (b)(c)(d)	$301,000	$294,303
Blue Ridge Re 2025-1 Class D, 14.51% (Treasury Money Market Fund + 11.00%), 01/08/2029 (Acquired 11/26/2025, Cost $687,000) (b)(c)(d)	687,000	675,974
Bluebonnet Re 2025-1 Class B, 12.01% (Treasury Money Market Fund + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $690,000) (b)(c)(d)	690,000	712,045
Bluebonnet Re 2025-1 Class C, 15.26% (Treasury Money Market Fund + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $558,000) (b)(c)(d)	558,000	582,440
Cape Lookout Re 2024-1 Class A, 12.22% (Treasury Money Market Fund + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 9/13/2024, Cost $4,183,931) (b)(c)(d)	4,180,000	4,202,990
Cape Lookout Re 2025-1 Class A, 10.41% (Treasury Money Market Fund + 6.90%), 03/13/2028 (Acquired 2/27/2025 - 12/3/2025, Cost $4,153,734) (b)(c)(d)	4,143,000	4,293,598
Cape Lookout Re 2026-1 Class A, 8.76% (Treasury Money Market Fund + 5.25%), 03/21/2029 (Acquired 3/6/2026, Cost $1,722,000) (b)(c)(d)	1,722,000	1,712,787
Cape Lookout Re 2026-1 Class B, 9.51% (Treasury Money Market Fund + 6.00%), 03/21/2029 (Acquired 3/6/2026, Cost $2,276,000) (b)(c)(d)	2,276,000	2,262,458
Charles River Re 2024-1 Class A, 11.15% (Treasury Money Market Fund + 7.63%), 05/10/2027 (Acquired 4/5/2024, Cost $885,000) (b)(c)(d)	885,000	903,364
Chartwell Re 2025-1 Class A, 9.55% (Treasury Money Market Fund + 6.00%), 06/07/2028 (Acquired 5/2/2025, Cost $710,000) (b)(c)(d)	710,000	729,631
Citrus Re 2023-1 Class A, 10.14% (Treasury Money Market Fund + 6.59%), 06/07/2026 (Acquired 4/27/2023, Cost $1,009,000) (b)(c)(d)	1,009,000	1,012,077
Citrus Re 2023-1 Class B, 12.26% (Treasury Money Market Fund + 8.71%), 06/07/2026 (Acquired 4/27/2023, Cost $876,000) (b)(c)(d)	876,000	879,767
Citrus Re 2024-1 Class B, 13.99% (Treasury Money Market Fund + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $508,000) (b)(c)(d)	508,000	525,704
Citrus Re 2025-1 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 3/5/2025, Cost $483,000) (b)(c)(d)	483,000	489,351
Citrus Re 2025-1 Class B, 8.05% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 3/5/2025, Cost $410,000) (b)(c)(d)	410,000	421,008
Citrus Re 2026-1 Class A, 8.91% (3 Month U.S. Treasury Bill Rate + 5.25%), 06/07/2029 (Acquired 3/13/2026, Cost $480,000) (b)(c)(d)	480,000	478,320
Citrus Re 2026-1 Class B, 9.91% (3 Month U.S. Treasury Bill Rate + 6.25%), 06/07/2029 (Acquired 3/13/2026, Cost $540,000) (b)(c)(d)	540,000	538,326
Commonwealth Re 2023-1 Class A, 7.41% (Treasury Money Market Fund + 3.86%), 07/08/2026 (Acquired 6/7/2023, Cost $783,000) (b)(c)(d)	783,000	784,488
Everglades Re II 2024-1 Class A, 14.01% (Treasury Money Market Fund + 10.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,964,000) (b)(c)(d)	2,964,000	2,969,335
Everglades Re II 2024-1 Class B, 15.01% (Treasury Money Market Fund + 11.50%), 05/13/2027 (Acquired 5/15/2024, Cost $2,980,000) (b)(c)(d)	2,980,000	2,986,407
Everglades Re II 2024-1 Class C, 16.26% (Treasury Money Market Fund + 12.75%), 05/13/2027 (Acquired 5/15/2024, Cost $2,066,000) (b)(c)(d)	2,066,000	2,068,789
Everglades Re II 2025-1 Class A, 12.27% (Treasury Money Market Fund + 8.75%), 05/19/2028 (Acquired 5/5/2025, Cost $2,126,000) (b)(c)(d)	2,126,000	2,208,701
Everglades Re II 2025-1 Class B, 13.27% (Treasury Money Market Fund + 9.75%), 05/19/2028 (Acquired 5/5/2025, Cost $1,949,000) (b)(c)(d)	1,949,000	2,029,299
Everglades Re II 2025-1 Class C, 14.77% (Treasury Money Market Fund + 11.25%), 05/19/2028 (Acquired 5/5/2025, Cost $2,362,000) (b)(c)(d)	2,362,000	2,476,203
Everglades Re II 2025-1 Class D, 16.52% (Treasury Money Market Fund + 13.00%), 05/19/2028 (Acquired 5/5/2025, Cost $1,418,000) (b)(c)(d)	1,418,000	1,477,201
Fish Pond Re 2024-1 Class A, 7.57% (Treasury Money Market Fund + 4.02%), 01/08/2027 (Acquired 12/22/2023, Cost $842,000) (b)(c)(d)	842,000	849,957
Gateway Re 2023-3 Class A, 14.43% (Treasury Money Market Fund + 10.88%), 07/08/2026 (Acquired 7/14/2023, Cost $594,000) (b)(c)(d)(g)	594,000	603,118

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	11

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Windstorm - 7.9% (continued)
Gateway Re 2024-1 Class AA, 9.45% (Treasury Money Market Fund + 5.90%), 07/08/2027 (Acquired 3/11/2024, Cost $638,000) (b)(c)(d)	$638,000	$647,538
Gateway Re 2025-1 Class A, 14.05% (Treasury Money Market Fund + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $254,000) (b)(c)(d)	254,000	263,995
Gateway Re 2025-1 Class AAA, 7.80% (Treasury Money Market Fund + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $419,000) (b)(c)(d)	419,000	419,210
Gateway Re 2025-1 Class C2, 13.05% (Treasury Money Market Fund + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $1,525,000) (b)(c)(d)	1,525,000	1,556,339
Gateway Re 2025-2 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $583,000) (b)(c)(d)	583,000	601,714
Gateway Re 2026-1 Class AAA-1, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $884,000) (b)(c)(d)	884,000	880,199
Gateway Re 2026-1 Class AAAA, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $945,000) (b)(c)(d)	945,000	941,503
Genesee Street Re 2025-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/07/2028 (Acquired 4/28/2025, Cost $766,000) (b)(c)(d)	766,000	766,536
Handshake Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 01/08/2030 (Acquired 12/22/2025, Cost $296,000) (b)(c)(d)	296,000	292,685
Hestia Re 2022-1 Class A, 3.62% (Treasury Money Market Fund + 0.10%), 04/22/2029 (Acquired 2/5/2024, Cost $8,829) (b)(c)(d)(f)	8,829	4,635
Hestia Re 2025-1 Class A, 10.27% (Treasury Money Market Fund + 6.75%), 03/13/2028 (Acquired 2/27/2025, Cost $1,148,000) (b)(c)(d)	1,148,000	1,160,169
Hestia Re 2025-1 Class B, 11.77% (Treasury Money Market Fund + 8.25%), 03/13/2028 (Acquired 2/27/2025, Cost $530,000) (b)(c)(d)	530,000	533,471
Hestia Re 2026-1 Class B, 12.91% (3 Month U.S. Treasury Bill Rate + 9.25%), 04/16/2029 (Acquired 4/2/2026, Cost $458,000) (b)(c)(d)	458,000	456,832
Hestia Re 2026-1 Class C, 3.52% (Treasury Money Market Fund + 0.00%), 04/16/2027 (Acquired 4/2/2026, Cost $242,686) (b)(c)(d)	321,000	237,155
Hestia Re 2026-1 Class D, 9.41% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/16/2029 (Acquired 4/2/2026, Cost $611,000) (b)(c)(d)	611,000	610,297
Integrity Re 2024-1 Class A, 14.06% (Treasury Money Market Fund + 10.55%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (b)(c)(d)	542,000	546,228
Integrity Re 2024-1 Class B, 16.83% (Treasury Money Market Fund + 13.32%), 06/06/2026 (Acquired 3/1/2024, Cost $310,000) (b)(c)(d)	310,000	313,379
Integrity Re 2024-1 Class C, 20.74% (Treasury Money Market Fund + 17.23%), 06/06/2026 (Acquired 3/1/2024, Cost $542,000) (b)(c)(d)	542,000	549,534
Integrity Re 2024-1 Class D, 26.31% (Treasury Money Market Fund + 22.80%), 06/06/2026 (Acquired 3/1/2024, Cost $852,000) (b)(c)(d)	852,000	864,764
Integrity Re III 2025-1 Class A-2, 11.51% (Treasury Money Market Fund + 8.00%), 06/06/2028 (Acquired 2/21/2025, Cost $317,000) (b)(c)(d)	317,000	321,850
Integrity Re III 2025-1 Class B-2, 13.26% (Treasury Money Market Fund + 9.75%), 06/06/2028 (Acquired 2/21/2025, Cost $257,000) (b)(c)(d)	257,000	262,821
Integrity Re III 2025-1 Class C, 15.76% (Treasury Money Market Fund + 12.25%), 06/06/2028 (Acquired 2/21/2025, Cost $786,000) (b)(c)(d)	786,000	808,322
Integrity Re III 2025-1 Class D, 29.01% (Treasury Money Market Fund + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $483,000) (b)(c)(d)	483,000	530,479
Longleaf Pine Re 2024-1 Class A, 21.45% (Treasury Money Market Fund + 17.93%), 05/25/2027 (Acquired 5/10/2024, Cost $1,190,000) (b)(c)(d)	1,190,000	1,242,539
Lower Ferry Re 2023-1 Class A, 8.17% (Treasury Money Market Fund + 4.65%), 07/08/2026 (Acquired 6/23/2023, Cost $456,000) (b)(c)(d)	456,000	457,300
Lower Ferry Re 2023-1 Class B, 9.02% (Treasury Money Market Fund + 5.50%), 07/08/2026 (Acquired 6/23/2023, Cost $1,139,000) (b)(c)(d)	1,139,000	1,140,652
Mayflower Re 2023-1 Class A, 8.56% (Treasury Money Market Fund + 5.05%), 07/08/2026 (Acquired 6/26/2023 - 4/23/2026, Cost $1,104,242) (b)(c)(d)	1,104,000	1,103,503

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
12	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Windstorm - 7.9% (continued)
Mayflower Re 2023-1 Class B, 10.02% (Treasury Money Market Fund + 6.51%), 07/08/2026 (Acquired 6/26/2023, Cost $2,082,000) (b)(c)(d)	$2,082,000	$2,088,038
Mayflower Re 2024-1 Class A, 8.44% (Treasury Money Market Fund + 4.93%), 07/08/2027 (Acquired 6/21/2024, Cost $650,000) (b)(c)(d)	650,000	659,912
Mayflower Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $1,159,000) (b)(c)(d)	1,159,000	1,179,283
Meritage Re 2026-1 Class A, 9.01% (Treasury Money Market Fund + 5.50%), 03/08/2029 (Acquired 12/22/2025, Cost $1,347,000) (b)(c)(d)	1,347,000	1,328,344
Merna Re II 2025-1 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $545,000) (b)(c)(d)	545,000	554,674
Merna Re II 2025-2 Class A, 12.30% (Treasury Money Market Fund + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $943,000) (b)(c)(d)	943,000	989,066
Metrocat Re 2023-1 Class A, 9.27% (Treasury Money Market Fund + 5.75%), 05/08/2026 (Acquired 5/12/2023, Cost $321,000) (b)(c)(d)	321,000	321,112
Nature Coast Re 2023-1 Class A, 13.51% (Treasury Money Market Fund + 10.00%), 12/07/2026 (Acquired 11/16/2023, Cost $1,341,000) (b)(c)(d)	1,341,000	1,338,854
Nature Coast Re 2023-1 Class B, 17.01% (Treasury Money Market Fund + 13.50%), 12/07/2026 (Acquired 11/16/2023, Cost $470,000) (b)(c)(d)	470,000	474,253
Nature Coast Re 2024-1 Class A, 18.80% (Treasury Money Market Fund + 15.29%), 06/07/2028 (Acquired 6/17/2024, Cost $469,000) (b)(c)(d)	469,000	513,086
Nature Coast Re 2025-1 Class A, 15.06% (Treasury Money Market Fund + 11.55%), 01/16/2029 (Acquired 12/27/2024, Cost $1,161,000) (b)(c)(d)	1,161,000	1,179,170
Nature Coast Re 2025-2 Class A, 13.26% (Treasury Money Market Fund + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $382,000) (b)(c)(d)	382,000	393,594
Nature Coast Re 2026-1 Class A, 11.66% (3 Month U.S. Treasury Bill Rate + 8.00%), 02/26/2030 (Acquired 2/11/2026, Cost $1,830,000) (b)(c)(d)	1,830,000	1,817,282
Palm Re 2024-1 Class A, 13.22% (Treasury Money Market Fund + 9.70%), 06/07/2027 (Acquired 4/4/2024, Cost $928,000) (b)(c)(d)	928,000	964,981
Palm Re 2025-1 Class A, 11.27% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $824,000) (b)(c)(d)	824,000	845,424
Palm Re 2026-1 Class A, 8.55% (Treasury Money Market Fund + 5.00%), 06/07/2029 (Acquired 4/10/2026, Cost $1,105,000) (b)(c)(d)	1,105,000	1,103,895
Purple Re 2023-2 Class A, 14.12% (Treasury Money Market Fund + 10.58%), 06/05/2026 (Acquired 6/27/2023, Cost $674,000) (b)(c)(d)	674,000	678,718
Purple Re 2024-1 Class A, 12.68% (Treasury Money Market Fund + 9.13%), 06/07/2027 (Acquired 4/2/2024, Cost $2,373,000) (b)(c)(d)	2,373,000	2,445,970
Purple Re 2025-1 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $650,000) (b)(c)(d)	650,000	673,075
Purple Re 2025-1 Class B, 11.30% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $709,000) (b)(c)(d)	709,000	730,128
Purple Re 2026-1 Class A, 6.05% (Treasury Money Market Fund + 2.50%), 06/07/2029 (Acquired 2/19/2026, Cost $3,059,000) (b)(c)(d)	3,059,000	3,053,800
Recoletos Re DAC 2024-1 Class A, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024, Cost $501,000) (b)(c)(d)	501,000	500,624
Sabine Re 2024-1 Class A, 12.04% (Treasury Money Market Fund + 8.52%), 04/07/2027 (Acquired 3/26/2024, Cost $488,000) (b)(c)(d)	488,000	499,663
Solis Re 2025-1 Class A, 7.05% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $497,000) (b)(c)(d)	497,000	503,014
Windrose Re 2026-1 Class A, 8.77% (Treasury Money Market Fund + 5.25%), 02/13/2029 (Acquired 1/29/2026, Cost $743,000) (b)(c)(d)	743,000	736,127
Winston Re 2024-1 Class A, 13.73% (Treasury Money Market Fund + 10.21%), 02/26/2027 (Acquired 2/14/2024, Cost $927,000) (b)(c)(d)	927,000	958,472
Winston Re 2024-1 Class B, 15.21% (Treasury Money Market Fund + 11.69%), 02/26/2027 (Acquired 2/14/2024, Cost $387,000) (b)(c)(d)	387,000	400,119
Winston Re 2025-1 Class A, 10.02% (Treasury Money Market Fund + 6.50%), 02/21/2028 (Acquired 2/6/2025, Cost $675,000) (b)(c)(d)	675,000	683,674

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	13

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Windstorm - 7.9% (continued)
Winston Re 2026-1 Class A, 8.30% (Treasury Money Market Fund + 4.75%), 05/04/2029 (Acquired 4/21/2026, Cost $863,000) (b)(c)(d)	$863,000	$863,000
Winston Re 2026-1 Class B, 8.80% (Treasury Money Market Fund + 5.25%), 05/04/2029 (Acquired 4/21/2026, Cost $801,000) (b)(c)(d)	801,000	801,000
		119,990,145
		262,598,209
TOTAL EVENT LINKED BONDS (Cost $292,558,209)		296,130,271
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 65.2% (a)
Participation Notes - 1.5%
Global – 1.5% Multiperil - 1.5%
Eden Re II 2022-1 Class B, (Acquired 12/17/2021, Cost $19,608) (b)(c)(d)(f)(h)	19,608	0
Eden Re II 2023-1 Class B, (Acquired 12/22/2022, Cost $5,282) (b)(c)(d)(f)(h)(i)	5,282	74,898
Excelsa Re Ltd., (Acquired 5/7/2025, Cost $17,048,233) (c)(d)(f)(h)(i)	17,021,000	23,019,148
Sussex Re 2021-A, (Acquired 12/29/2020, Cost $344,570) (c)(d)(f)(h)(i)	344,570	0
Sussex Re 2022-A, (Acquired 1/5/2022, Cost $1,820,000) (c)(d)(f)(h)	1,820,000	3,498
Total Participation Notes (Cost $19,237,693)		23,097,544

	SHARES
Preference Shares – 63.7%
Global – 56.6% Marine/Energy - 0.0% (e)
Kauai (Artex Segregated Account Company), (Acquired 1/7/2016, Cost $19,797,373) (c)(d)(f)(h)	51,394	0
Multiperil - 56.6%
Arenal (Artex Segregated Account Company), (Acquired 5/7/2015 - 12/22/2017, Cost $30,738,112) (c)(d)(f)(h)	165,450	56,755,613
Bowery (Artex Segregated Account Company), (Acquired 9/29/2017, Cost $29,078,495) (c)(d)(f)(h)	200,075	50,985,119
Brighton (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (c)(d)(f)(h)	1,022,526	0
Cypress (Horseshoe Re), (Acquired 5/31/2017 - 9/29/2017, Cost $3,795,392) (c)(d)(f)(h)(i)	125,090,500	1,017,110
Emerald Lake (Artex Segregated Account Company), (Acquired 12/16/2015 - 12/17/2018, Cost $28,051,854) (c)(d)(f)(h)(i)	504,899	0
Florblanca (Artex Segregated Account Company), (Acquired 12/29/2016 - 12/21/2017, Cost $11,047,610) (c)(d)(f)(h)	77,550	19,730,529
Harambee Re 2019, (Acquired 12/21/2018, Cost $0) (c)(d)(f)(h)(i)	2,199	0
Hatteras (Artex Segregated Account Company), (Acquired 12/30/2014 - 4/11/2019, Cost $48,163,336) (c)(d)(f)(h)	58,673	61,238,404
Hudson Charles (Mt. Logan Re), (Acquired 1/2/2014 - 1/20/2026, Cost $30,133,389) (c)(d)(f)(h)	30,133	32,103,454
Hudson Charles 2 (Mt. Logan Re), (Acquired 3/31/2017 - 4/20/2026, Cost $71,312,951) (c)(d)(f)(h)	71,313	71,896,049
Iseo (Artex Segregated Account Company), (Acquired 9/8/2017, Cost $0) (c)(d)(f)(h)(i)	183,543	0
Kensington (Horseshoe Re), (Acquired 8/16/2018 - 8/11/2020, Cost $0) (c)(d)(f)(h)	954,585	396
Latigo (Artex Segregated Account Company), (Acquired 1/6/2014 - 11/1/2018, Cost $16,290,758) (c)(d)(f)(h)	473	28,923,609
Madison (Artex Segregated Account Company), (Acquired 12/12/2016 - 2/3/2020, Cost $30,995,208) (c)(d)(f)(h)	97,141	26,647,155
Magnolia (Artex Segregated Account Company), (Acquired 6/20/2024, Cost $24,436,480) (c)(d)(f)(h)	24,436	51,679,205
Mohonk (Artex Segregated Account Company), (Acquired 12/24/2013 - 4/11/2019, Cost $49,717,014) (c)(d)(f)(h)	103	63,704,514
Mulholland (Artex Segregated Account Company), (Acquired 12/26/2013 - 12/31/2015, Cost $319,619) (c)(d)(f)(h)	114	165,886
Pelham (Horseshoe Re), (Acquired 1/2/2018 - 4/25/2018, Cost $17,422,656) (c)(d)(f)(h)	264,553	6,241,226

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
14	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	SHARES	VALUE
Multiperil - 56.6% (continued)
Peregrine LCA, (Acquired 12/28/2018 - 6/7/2019, Cost $12,768,157) (c)(d)(f)(h)	$2,252,060	$42,618,006
Peregrine LCA2, (Acquired 1/9/2024, Cost $29,902,397) (c)(d)(f)(h)	2,990,240	45,291,404
Rondout (Artex Segregated Account Company), (Acquired 7/15/2019, Cost $16,962,302) (c)(d)(f)(h)(i)	48,289	59,210,956
Sheepshead (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (c)(d)(f)(h)	969,034	0
St. Kevins (Artex Segregated Account Company), (Acquired 12/29/2016 - 6/27/2018, Cost $22,045,179) (c)(d)(f)(h)	42,944	3,845,542
Thopas Re Ltd. 2024-2 (S), (Acquired 6/26/2024 - 6/30/2025, Cost $34,865,609) (c)(d)(f)(h)	348,656	48,948,225
Viribus Re 2018, (Acquired 12/22/2017, Cost $0) (c)(d)(f)(h)(i)	265,173	0
Viribus Re 2019, (Acquired 12/26/2018 - 10/23/2020, Cost $507,130) (c)(d)(f)(h)(i)	526,336	11,723
Woodside (Horseshoe Re), (Acquired 6/12/2020, Cost $0) (c)(d)(f)(h)	1,012,875	0
Yoho (Artex Segregated Account Company), (Acquired 5/17/2016 - 6/5/2020, Cost $46,258,424) (c)(d)(f)(h)(i)	357,363	1,768,125
Yorkville (Artex Segregated Account Company), (Acquired 5/31/2019 - 6/3/2020, Cost $53,961,719) (c)(d)(f)(h)	143,394	188,977,269
		861,759,519
		861,759,519
United States – 7.1% Multiperil - 7.1%
Greenshoots Re 2025-B, (Acquired 3/28/2025, Cost $10,000,000) (c)(d)(f)(h)(i)	10,000	14,088,854
Seawall Re II Ltd 2026, (Acquired 3/2/2026, Cost $25,000,000) (c)(d)(f)(h)(i)	1,250	26,509,804
Seawall Re Ltd 2025-B, (Acquired 7/18/2025, Cost $16,478,400) (c)(d)(f)(h)(i)	6,866	27,139,072
SR0005 (Horseshoe Re), (Acquired 4/15/2016, Cost $6,360,627) (c)(d)(f)(h)(i)	6,966,774	0
Trouvaille Re Ltd., (Acquired 3/25/2024 - 3/26/2025, Cost $24,115,990) (c)(d)(f)(h)(i)	135	40,712,307
		108,450,037
Windstorm - 0.0% (e)
Riverdale (Horseshoe Re), (Acquired 6/10/2020, Cost $10,881,807) (c)(d)(f)(h)(i)	251,610	0
SR0006 (Horseshoe Re), (Acquired 8/9/2016, Cost $2,086,571) (c)(d)(f)(h)(i)	39,381,541	71,438
		71,438
		108,521,475
Total Preference Share (Cost $723,494,559)		970,280,994
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $742,732,252)		993,378,538
LIMITED LIABILITY PARTNERSHIPS - 1.8%
Global – 1.8% Multiperil - 1.8%
Point Dume LLP (d)(f)(h)(j)		27,315,363
TOTAL LIMITED LIABILITY PARTNERSHIPS (Cost $10,027,410)		27,315,363
SHORT-TERM INVESTMENTS – 13.6%
Money Market Funds – 10.6%
MSILF Government Portfolio - Institutional Class, 4.77% (k)	83,318,838	83,318,838
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 4.69% (k)	78,104,290	78,104,290
TOTAL MONEY MARKET FUNDS (Cost $161,423,128)		161,423,128

The accompanying notes are an integral part of these Consolidated Financial Statements.(Continued)
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	15

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	Par	Value
U.S. TREASURY BILLS – 3.0%
3.61%, 05/28/2026 (l)	$45,000,000	$44,879,577
TOTAL U.S. TREASURY BILLS (Cost $44,879,259)		44,879,577
TOTAL SHORT-TERM INVESTMENTS (Cost $206,302,388)		206,302,705
TOTAL INVESTMENTS - 100.0% (Cost $1,251,620,258)		1,523,126,877
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (e)		8,386
TOTAL NET ASSETS - 100.0%		$1,523,135,263

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
CORRA - Canada Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NZD - New Zealand Dollar
(a)	Country shown is geographic area of peril risk.
(b)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2026 was $296,205,169 which represented 19.4% of the Fund’s net assets.

(c)	Security is restricted as to resale.
(d)
Foreign issued security. Total foreign securities by country of domicile are $1,316,824,172. Foreign concentrations as a percentage of net assets are as follows: Bermuda: 82.8%, Great Britain 2.2% Cayman Islands: 0.7%, Supranational: 0.3%, Singapore: 0.3%, Ireland: 0.2% and Tajikistan: 0.0%.

(e)	Rounds to zero.
(f)	Value determined using significant unobservable inputs.
(g)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(h)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. As of April 30, 2026, the fair value of these securities total $1,020,693,901 or 67.0% of the Fund’s net assets.

(i)	Non-income producing security.
(j)	The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed.
(k)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(l)	The rate shown is the annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these Consolidated Financial Statements.
16	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Statement of Assets and Liabilities	As of April 30, 2026 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
ASSETS:
Investments, at fair value(1)	$1,523,126,877
Foreign currencies at custodian, at value(2)	111,427
Collateral held for LLP(3)	3,517,305
Interest receivable	2,581,257
Receivable for fund shares sold	391,720
Dividend receivable	360,483
Other assets	179,692
Total assets	1,530,268,761
LIABILITIES:
Payable for investment securities purchased	3,612,107
Payable to Adviser	2,465,131
Accrued fund accounting and administration fees	239,768
Accrued audit and tax related fees	191,229
Accrued service fees	153,485
Accrued distribution and servicing fees	61,628
Accrued printing and mailing fees	33,741
Payable to Trustees	32,324
Payable for Chief Compliance Officer compensation	5,734
Other accrued expenses	338,351
Total liabilities	7,133,498
Total net assets	$1,523,135,263
NET ASSETS CONSIST OF:
Capital stock	$2,273,163,033
Total accumulated loss	(750,027,770)
Total net assets	$1,523,135,263
Net Assets	$1,523,135,263
Shares outstanding	25,736,968
Net asset value, offering and redemption price per share	$59.18
(1)Cost of Investments	$1,251,620,258
(2)Cost of foreign currencies at custodian	111,749
(3)Represents cash pledged as collateral for Point Dume LLP. The cash pledged as collateral is restricted as to withdrawal or use under the terms of a contractual agreement.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	17

Consolidated Statement of Operations	For the Period Ended April 30, 2026 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
INVESTMENT INCOME:
Dividend income	$126,626,878
Interest income	15,803,569
Total investment income	142,430,447
EXPENSES:
Advisory fees (See Note 4)	13,797,399
Service fees	467,576
Distribution and service fees	467,576
Fund accounting and administration fees	433,938
Audit and tax related fees	218,175
Legal fees	156,492
Transfer agency fees and expenses	117,111
Trustees fees and expenses	73,257
Custody fees	38,368
Chief Compliance Officer compensation	30,734
Federal and state registration fees	16,264
Other expenses	268,030
Total expenses	16,084,920
Net investment income	126,345,527
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,282,981)
Foreign currencies	(2,861)
Net change in unrealized appreciation (depreciation) on:
Investments	48,338,875
Foreign currencies	(2,080)
Net realized and unrealized gain	41,050,953
Net increase in net assets resulting from operations	$167,396,480

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
18	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$126,345,527	$196,319,905
Net realized gain (loss) on:
Investments	(7,282,981)	(47,637,482)
Foreign currencies	(2,861)	2,308
Net change in unrealized appreciation (depreciation) on:
Investments	48,338,875	196,941,085
Foreign currencies	(2,080)	3,155
Net increase in net assets resulting from operations	167,396,480	345,628,971
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	(250,041,151)	(236,195,535)
Total distributions	(250,041,151)	(236,195,535)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	211,485,794	162,763,706
Proceeds from shares issued to holders in reinvestment of dividends	57,140,830	57,826,277
Cost of shares redeemed	(72,528,202)	(159,850,688)
Net increase in net assets from capital share transactions	196,098,422	60,739,295
Total increase in net assets	113,453,751	170,172,731
NET ASSETS:
Beginning of year	1,409,681,512	1,239,508,781
End of year	$ 1,523,135,263	$ 1,409,681,512

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	19

Consolidated Statement of Cash Flows	For Period Ended April 30, 2026 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$167,396,480
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net realized loss on investments	7,282,981
Net change in unrealized appreciation on investments	(48,338,875)
Net realized loss on foreign currencies	2,861
Net change in unrealized depreciation on foreign currencies	2,080
Amortization and accretion of premium & discount	(497,802)
Changes in assets and liabilities:
Interest receivable	205,115
Dividend receivable	(120,703)
Payable to Adviser	147,346
Payable to Trustees	(5,610)
Accrued distribution and servicing fees	3,683
Accrued service fees	95,540
Payable for Chief Compliance Officer compensation	734
Accrued fund accounting and administration fees	78,264
Accrued audit and tax related fees	(31,799)
Accrued printing and mailing fees	(4,107)
Other accrued expenses	135,565
Other assets	(102,521)
Purchases of investments	(132,697,859)
Proceeds from sale of investments	35,195,577
Proceeds from cost adjustments	69,794,970
Net purchases and sales of short-term investments	(59,742,820)
Net cash provided by operating activities	38,799,100
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	211,380,615
Payment on shares repurchased	(72,528,202)
Cash distributions to shareholders	(192,900,321)
Net cash used in financing activities	(54,047,908)
Effect of exchange rate changes on cash	(4,941)
Net decrease in cash and restricted cash	(15,253,749)
Cash and restricted cash, beginning of year	18,882,481
Cash and restricted cash, end of period	$3,628,732
Supplemental Disclosures of CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$57,140,830
Cash paid during the period for interest	(58,611)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
20	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Financial Highlights

	STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
	PERIOD ENDED APRIL 30, 2026 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2025	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2022	YEAR ENDED OCTOBER 31, 2021
Per Share Data:
Net asset value, beginning of year	$63.41	$58.70	$54.75	$38.17	$37.82	$40.84
Income (loss) from investment operations
Net investment income (loss)(1)	5.18	9.00	9.26	1.75	0.37	0.54
Net realized and unrealized gains (losses)	1.74	6.87	4.00	15.10	(0.02)	(2.59)
Total from investment operations	6.92	15.87	13.26	16.85	0.35	(2.05)
Less distributions to shareholders
Dividends from net realized gains	—	—	—	—	—	—
Dividends from net investment income	(11.15)	(11.16)	(9.31)	(0.27)	—	(0.97)
Total distributions	(11.15)	(11.16)	(9.31)	(0.27)	—	(0.97)
Net asset value, end of year	$59.18	$63.41	$58.70	$54.75	$38.17	$37.82
Total return(2)	12.96%(3)	33.00%	28.25%	44.18%	0.93%	(5.18)%
Supplemental Data and Ratios:
Net assets, end of period (000s)	$1,523,135	$1,409,682	$1,239,509	$1,157,790	$1,005,524	$1,658,681
Ratio of expenses to average net assets	2.33%(4)	2.35%	2.32%	2.34%	2.45%	2.36%
Ratio of net investment income (loss) to average net assets	18.31%(4)	16.68%	17.16%	3.89%	0.95%	1.34%
Portfolio turnover rate	2.76%(3)	6.54%	21.52%	11.31%	6.54%	1.49%

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that a shareholder would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Not annualized.
(4)	Annualized.
The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	21

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
1. Organization
Stone Ridge Trust II (the “Trust”) was organized as a Delaware statutory trust on July 17, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously-offered diversified closed-end management investment company issuing shares. As of April 30, 2026, the Trust consisted of one series: the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”). The Fund commenced operations on December 9, 2013. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.05% fee paid pursuant to the Distribution and Servicing Plan (as discussed below), a 0.05% fee paid pursuant to the Services Agreement (as discussed below), and no repurchase fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.
The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”) subject to approval of the Board of Trustees (the “Board”). In all cases, such repurchase offers will be for at least 5% and not more than 25% of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. If the repurchase offer is oversubscribed, the Fund may, in its sole discretion, repurchase an additional number of shares not to exceed 2% of the shares outstanding on the repurchase request deadline. Notwithstanding the foregoing, under certain circumstances, the Fund may, in its discretion, accept shares tendered by shareholders who own fewer than 100 shares and tender all of their shares for repurchase in a repurchase offer. In that case, these shares would be accepted before prorating the shares tendered by other shareholders. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares in an amount determined by the Board that are tendered by an estate (an “Estate Offer”). If an Estate Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. In addition, if a repurchase offer is oversubscribed, the Fund will repurchase additional shares that are tendered by (i) a trust that funds a tax-qualified defined benefit plan that has terminated or that the sponsor or governing body of such plan has voted to terminate or (ii) a limited liability company that is owned by one or more such trusts (the “Defined Benefit Plan Offer”). A “tax-qualified defined benefit plan” means a defined benefit plan that is qualified under section 401(a) of the Internal Revenue Code of 1986, as amended (for example, a corporate defined benefit pension plan or a defined benefit Keogh plan). It does not include, among other things, any defined contribution plan, 401(k) plan or individual retirement account (IRA). If the Defined Benefit Plan Offer is oversubscribed, the Fund will repurchase such shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to repurchase all of the shares tendered in an Estate Offer or a Defined Benefit Plan Offer. If the Fund repurchases any shares pursuant to an Estate Offer or a Defined Benefit Plan Offer, this will not affect the number of shares that it repurchases from other shareholders in the quarterly repurchase offers. The Fund’s shares are not listed, and the Fund does not currently intend to list its shares for trading on any national securities exchange. The shares are therefore illiquid. Even though the Fund makes quarterly repurchase offers to repurchase a portion of the shares to provide liquidity to shareholders, shareholders should consider the shares to be illiquid. There is not expected to be any secondary trading market in the shares.
The Fund’s investment objective is to achieve long-term capital appreciation. The Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”).
The consolidated financial statements include the accounts of Point Dume Holdings Ltd which is a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. Point Dume Holdings Ltd. acts as an investment vehicle in order to invest in derivative or insurance-related instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2026, Point Dume Holdings Ltd’s net assets were $36,153,854, which represented 2.4% of the Fund’s net assets.
22	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services — Investment Companies.
(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:
With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).
Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.
Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the NAV per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.
Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	23

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
24	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of April 30, 2026. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Canada	$—	$1,176,603	$—	$1,176,603
Europe	—	6,679,103	—	6,679,103
Global	—	12,293,942	—	12,293,942
Great Britain	—	2,509,417	—	2,509,417
Israel	—	687,962	—	687,962
Japan	—	3,912,675	—	3,912,675
Mexico	—	4,666,508	—	4,666,508
New Zealand	—	1,312,852	—	1,312,852
Tajikistan	—	293,000	—	293,000
United States	—	262,517,675	80,534	262,598,209
Total Event-Linked Bonds	—	296,049,737	80,534	296,130,271
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	23,097,544	23,097,544
Preference Shares
Global(1)(2)	—	—	861,759,519	861,759,519
United States(1)(2)	—	—	108,521,475	108,521,475
Total Preference Shares	—	—	970,280,994	970,280,994
Total Quota Shares and Other Reinsurance-Related Securities	—	—	993,378,538	993,378,538
Limited Liability Partnership(2)	—	—	27,315,363	27,315,363
Money Market Funds	161,423,128	—	—	161,423,128
U.S. Treasury Bills	—	44,879,577	—	44,879,577
Total Assets	$161,423,128	$340,929,314	$1,020,774,435	$1,523,126,877

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.
Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2026:

	Event- Linked Bonds	Participation Notes	Preference Shares	Limited Liability Partnership
Beginning Balance - November 1, 2025	$2,570,438	$20,519,918	$938,600,222	$19,345,356
Acquisitions	—	—	61,445,566	5,433
Dispositions	(1,890,576)	—	—	—
Realized gains (losses)	(2,546,928)	—	166,423	—
Return of capital	—	—	(69,800,403)	—
Change in unrealized appreciation (depreciation)	3,244,913	2,577,626	39,869,186	7,964,574
Transfers out of Level 3	(1,297,313)	—	—	—
Ending Balance - April 30, 2026	$80,534	$23,097,544	$970,280,994	$27,315,363

As of April 30, 2026, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the Fund was $39,158 for Event-Linked Bonds, $2,577,626 for Participation Notes, $40,201,628 for Preference Shares and $7,964,574 for Limited Liability Partnerships.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	25

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares and private fund units are monitored daily for significant events that could affect the value of the instruments.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2026.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/26	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$23,097,544	Insurance industry model	Estimated losses:	$0.1MM-$2.3MM	$2.3MM
				Estimated premiums earned:	$0.5MM-$9.2MM	$9.2MM
Preference Shares	Financial Services	$970,280,994	Insurance industry model	Estimated losses:	$0.0MM-$87.4MM	$4.6MM
				Estimated premiums earned:	$0.0MM-$90.4MM	$35.8MM
Limited Liability Partnership	Financial Services	$27,315,363	Insurance industry model	Estimated losses:	$0.0MM-$23.2MM	$13.1MM
				Estimated premiums earned:	$0.0MM-$41.6MM	$32.3MM

(1)	Weighted by relative fair value.
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $80,534 for Event-Linked Bonds.
Derivative Transactions — The Fund did not engage in derivatives for hedging or speculative purposes during the period ended April 30, 2026.
Futures Contracts — The Fund may purchase and sell futures contracts. The Fund may use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract.Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund did not hold futures contracts during the period ended April 30, 2026.
Options — The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may write put and call options to earn premium income, but the Fund did not write call or put options during the period ended April 30, 2026. With exchange-traded options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.
As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period.As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.
26	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When a written option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).
Options on indices (including weather indices) are similar to options on securities, except that upon exercise, index options require cash payments and do not involve the actual purchase or sale of securities.
Excess Mortality Swaps — The Fund may enter into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value. During the period ended April 30, 2026, the Fund held no exposure to excess mortality swaps.
(b) Use of Estimates. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(c) Offsetting on the Consolidated Statement of Assets and Liabilities. FASB ASC 210-20, Disclosures about Offsetting Assets and Liabilities, requires the Fund to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of April 30, 2026, the Fund is not subject to any Master Netting Arrangements and did not offset any assets and liabilities on the Consolidated Statement of Assets and Liabilities.
(d) Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
(e) Federal Income Taxes. The Fund qualifies and intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
(f) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Fund may invest in event-linked bonds directly or indirectly through certain
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	27

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
derivative instruments. The Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.
(g) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.
(h) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the period ended April 30, 2026, the Fund had no exposure to ILW Notes.
(i) Distributions to Shareholders. The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.
(j) Foreign Securities and Currency Transactions. The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
The Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Fund will normally invest significant amounts of its assets in non-U.S. entities. Accordingly, the Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, and ILW Notes that provide the Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.
28	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
(k) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are accreted or amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a first-in, first out-basis.
(l) Restricted Securities. The Fund may invest a substantial portion of its assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.
(m) Rule 18f-4. Rule 18f-4 under the 1940 Act (“Rule 18f-4”) governs the use of derivatives and certain related instruments by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. As a “limited derivatives user,” as defined in Rule 18f-4, the Fund has adopted policies and procedures reasonably designed to manage the Fund’s derivatives risk to ensure the Fund’s derivatives exposure remains limited. Rule 18f-4 restricts the Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of the Fund.
(n) Segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chief Executive Officer of the Adviser is the CODM of the Fund. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocations are pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s Consolidated Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. Segment assets of the Fund are reflected on the accompanying Consolidated Statements of Assets and Liabilities as “total assets”.
(o) Market Volatility. The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, bank failures and receiverships, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.
3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Fund intends to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	29

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
For the fiscal year ended October 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
Reinsurance Risk Premium Interval Fund	$—	$—

As of October 31, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$1,443,849,901
Unrealized appreciation	399,907,742
Unrealized depreciation	(438,624,086)
Net unrealized appreciation (depreciation)	(38,716,344)
Undistributed ordinary income	250,041,150
Undistributed long-term gains/(capital loss carryover)	(881,191,778)
Distributable loss	(631,150,628)
Other temporary differences	2,483,873
Total accumulated gain (loss)	$(667,383,099)

The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to mark-to-market adjustments on passive foreign investment companies, basis adjustments on investments in controlled foreign corporations and subsidiaries, and differences in amortization of interest income between book and tax.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$236,195,535	$—	$—	$—	$236,195,535

The tax character of distributions paid during the year ended October 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	FOREIGN TAX CREDIT	RETURN OF CAPITAL	TOTAL
Reinsurance Risk Premium Interval Fund	$188,300,000	$—	$—	$—	$188,300,000

At October 31, 2025 the Fund had tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Risk Premium Interval Fund	$(25,264,757)	$(855,927,021)	$(881,191,778)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2025, or for any other tax years which are open for exam. As of October 31, 2025, open tax years include the years ended October 31, 2022, 2023 and 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year, the Fund did not incur any interest or penalties.
4. Agreements
(a) Investment Management Agreement. The Adviser is the investment adviser of the Fund and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.
As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears at an annual rate of 2.00% of the Fund’s average daily net assets.
30	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
(b) Custodian, Administrator, and Transfer Agent. The custodian to the Fund is U.S. Bank, N.A.The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, an affiliate of U.S. Bank, N.A.
(c) Distributor. Foreside Financial Services, LLC(the “Distributor”) serves as the Fund’s distributor.
5. Services Agreement
Servicing fees and distribution fees (together, the “intermediary fees”) may be paid pursuant to a Distribution and Servicing Plan dated as of March 1, 2018 at the maximum annual rate of 0.05% and servicing fees may be paid pursuant to an amended and restated Services Agreement between the Fund and the Adviser dated as of March 1, 2018, under which the Fund has appointed the Adviser as “servicing agent” to compensate financial intermediaries at an annual rate of 0.05%, in each case, calculated as a percentage of the Fund’s average daily net assets. These fees are paid out of the Fund’s assets on an ongoing basis and may be administered or facilitated by the Distributor. Intermediaries generally receive payments pursuant to both the Distribution and Servicing Plan and the Services Agreement. The Adviser performs certain services and incurs certain expenses through its employees who are registered representatives of a broker-dealer with respect to the promotion of the Fund’s Shares and the Adviser also performs certain services in connection with the servicing of shareholders. If amounts remain from the intermediary fees after the intermediaries have been paid, such amounts may be used to compensate the Adviser for the services it provides and for the expenses it bears.The Distributor does not retain any portion of any intermediary fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the Services Agreement or the Distribution and Servicing Plan, the Fund will bear such expenses.
6. Related Parties
Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust.The Trust pays a portion of the Chief Compliance Officer’s salary.
7. Investment Transactions
For the period ended April 30, 2026, aggregate purchases and sales of securities (excluding short-term securities) by the Fund were $129,950,691 and $35,195,577, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2026.
8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025
Shares sold	3,753,179	3,047,932
Shares issued to holders in reinvestment of dividends	1,052,617	1,177,011
Shares repurchased	(1,301,288)	(3,109,163)
Net increase in shares	3,504,508	1,115,780
Shares outstanding:
Beginning of year	22,232,460	21,116,680
End of year	25,736,968	22,232,460

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	31

Notes to Consolidated Financial Statements	April 30, 2026 (Unaudited)
9. Line of Credit
As of April 30, 2026, the Fund had an uncommitted, unsecured line of credit (the “Line”) with U.S. Bank National Association. The Line is for liquidity in connection with shareholder redemptions and portfolio timing differences. The Line has a maximum withdrawal capacity of the lesser of 10% of the aggregate fair market value of the sum of the assets held in the custody and corporate trust accounts at U.S. Bank National Association at the time of any new borrowing for any year after the new borrowing or $125,000,000. Amounts outstanding under the Line can exceed 10% (up to 15%) of the aggregate fair market value of assets if such excess is not due to a new borrowing request, provided that any subsequent borrowing request cannot result in amounts outstanding to exceed the original 10% threshold. The Line has a maturity date of February 26, 2027 and is reviewed annually by the Board of Trustees.
During the period ended April 30, 2026, the Reinsurance Risk Premium Interval Fund’s maximum borrowing was $25,000,000 and average borrowing was $1,845,304. This borrowing resulted in interest expenses of $58,611 at a weighted average interest rate of 6.41%. These amounts are included in other expenses on the Reinsurance Risk Premium Interval Fund’s Statement of Operations. As of April 30, 2026, the Fund did not have an outstanding loan balance.
10. Subsequent Events Evaluation
In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were issued.The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.
32	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Expense Example (Unaudited)
As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2025 through April 30, 2026.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example For Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	Beginning Account Value November 1, 2025	Ending Account Value April 30, 2026	Expenses Paid During Period* November 1, 2025 – April 30, 2026
Actual	$1,000.00	$1,129.59	$12.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.23	$11.64

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	33

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2025 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended October 31, 2025 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	0.00%

The percentage of taxable ordinary income distributions designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the fiscal year ended October 31, 2025 was as follows:

PERCENTAGES
Reinsurance Risk Premium Interval Fund	3.10%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2025. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholders’ year-end tax reporting in February 2026. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
2. Availability of Quarterly Portfolio Holdings Schedules
The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling 1.855.609.3680.
3. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
34	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Investment Adviser
Stone Ridge Asset Management, LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
615 East Michigan Street
Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701
855-609-3680 www.stoneridgefunds.com	YQANNU

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end management investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Filed herewith.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	7/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	7/9/2026

By (Signature and Title)	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	7/9/2026